Property and Equipment - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 10,483	$ 20,950	$ 42,566	$ 45,937